Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment, net
19	Property, plant and equipment, net

	Investment properties	Buildings	Aircraft	Other flight equipment including rotables	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Cost:
At January 1, 2019	813	13,154	108,762	22,608	7,249	152,586
Acquisitions through business combinations	—	—	—	—	18	18
Additions	—	181	3,034	2,380	860	6,455
Transferred from construction in progress (Note 20)	—	2,515	871	200	456	4,042
Reclassification on change of holding intention:
- transferred to other property, plant and equipment, net	(327)	327	—	—	—	—
- transferred to right-of-use assets (Note 21)	(16)	—	—	—	—	(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,641	—	—	2,641
Disposals	—	(131)	(2,032)	(803)	(330)	(3,296)

At December 31, 2019	470	16,046	113,276	24,385	8,253	162,430

At January 1, 2020	470	16,046	113,276	24,385	8,253	162,430
Additions	—	12	1,435	542	935	2,924
Transferred from construction in progress (Note 20)	—	5,720	3,719	497	1,340	11,276
Reclassification on change of holding intention:
- transferred from other property, plant and equipment, net	52	(52)	—	—	—	—
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,780	—	—	2,780
Disposals
- disposals(d)	—	(152)	(6,830)	(399)	(558)	(7,939)
- disposal of a subsidiary(e)	—	(99)	—	—	(34)	(133)

At December 31, 2020	522	21,475	114,380	25,025	9,936	171,338

	Investment properties	Buildings	Aircraft	Other flight equipment including rotables	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Accumulated depreciation and impairment losses:
At January 1, 2019	314	4,353	48,918	12,371	4,818	70,774
Depreciation charge for the year	29	444	6,390	1,483	683	9,029
Reclassification on change of holding intention :
- transferred to other property, plant and equipment, net	(172)	172	—	—	—	—
- transferred to right-of-use assets (Note 21)	(5)	—	—	—	—	(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	874	—	—	874
Disposals	—	(52)	(1,993)	(698)	(238)	(2,981)
Provision for impairment losses	—	—	18	—	—	18
Impairment losses written off on disposals	—	—	(30)	(37)	—	(67)

At December 31, 2019	166	4,917	54,177	13,119	5,263	77,642

At January 1, 2020	166	4,917	54,177	13,119	5,263	77,642
Depreciation charge for the year	23	618	5,744	1,493	946	8,824
Reclassification on change of holding intention:
- transferred from other property, plant and equipment, net	21	(21)	—	—	—	—
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	982	—	—	982
Disposals
- disposals(d)	—	(59)	(4,588)	(372)	(483)	(5,502)
- disposal of a subsidiary(e)	—	(15)	—	—	(11)	(26)
Provision for impairment losses(a)	—	—	3,202	75	2	3,279
Impairment losses written off on disposals(c)	—	—	—	(7)	—	(7)

At December 31, 2020	210	5,440	59,517	14,308	5,717	85,192

Net book value:
At December 31, 2020	312	16,035	54,863	10,717	4,219	86,146

At December 31, 2019	304	11,129	59,099	11,266	2,990	84,788

(a)
As at December 31, 2020, the Group reported aircraft and related equipment in the amount of
 RMB208,943
million
.
For the year ended December 31, 2020, the Group made impairment provision of
RMB3,959
million in aggregate towards certain aged or market value declined aircraft and related equipment based on its fleet disposal plans. Among which, the impairment provision for owned aircraft and related equipment were
RMB3,277
million, and the impairment provision for leased aircraft and related equipment were
RMB682
million (Note 21). Impairment provision were made when asset’s carrying amount exceed its recoverable amount. The estimated recoverable amounts of above aircraft and related equipment with impairment indications were based on the fair value less cost to sell, which was determined by reference to the recent observable market prices for those aircraft and related equipment or appraisal results valued by external appraisal expert based on the cost method.

(b)
As at December 31,
2020, no property, plant and equipment of the
Group (December 31, 2
019: certain aircraft and investment properties of the Group with carrying value of approximately RMB339 million and RMB15 million respectively) were mortgaged for certain bank borrowings (Note 3
5
(a)(i)).

(c)
For the year ended December 31,
2020, certain other flight equipment were disposed, against which impairment provision had been provided in previous years and the impairment provision of RMB7 million was written off on disposals.

(d)
During the year ended December 31, 2020, the Group disposed certain aircraft through sale and leaseback agreement, against which cost and accumulated depreciation of the aircraft had been reduced with an aggregate amount of
RMB5,375 million and RMB3,375 million respectively, a loss on disposal of aircraft of RMB73 million was recognized.
At the same time, the Group recognized additional financing liabilities, right-of-use assets and lease liabilities arising from this transaction. As at December 31, 2020, additional financing balance of RMB385 million was recorded in other long-term liabilities and other liabilities.

(e)
The Group lost control of China Southern West Australian Flying College Pty Ltd (“Flying College”) during the year (Note23(v)), certain property, plant and equipment and right-of-use assets held by Flying College with carrying value of approximately
RMB107 million and RMB62 million
respectively were derecognized
.

(f)
As at December 31,
2020 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the properties located in Beijing, Liaoning, Guangdong, Guangxi, Guizhou, Hainan, Henan, Heilongjiang, Hubei, Jilin, Shanghai, Xinjiang, Chongqing, Fujian, Shanxi, Zhejiang and Sichuan province, in which the Group has interests and for which such certificates have not been granted.
As at December 31,
2020, carrying value of such properties of the Group amounted to RMB10,226 million (December 31,
2019: RMB7,106 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

(g)
The Group leased out investment properties and facilities under operating leases. The leases typically run for an initial period of one to fifteen
years, with an option to renew the leases after that date at which time all contract terms are renegotiated. In this connection, rental income totaling
RMB186 million (2019: RMB202

million; 2018: RMB 178
million) was recognized by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

The properties are reclassified between investment properties and other property, plant and equipment, upon the intention of commencement or cessation of lease.
The Group’s total future minimum lease income under
non-cancellable
operating leases are as follows:

	2020	2019
	RMB million	RMB million
Within 1 year	66	38
After 1 year but within 5 years	120	74
After 5 years	97	36

	283	148

(h)
Components related to engine overhaul costs under property, plant and equipment and right-of-use assets were originally depreciated using the straight-line method by the Group. Upon analysis of historical data over past years and assessment of the actual consumption model and the expected method of relevant economic benefit realization in respect of the overhaul components of engines, the Group is of the view that the consumption of components related to engine overhaul costs is more directly associated with the actual flying hours. Therefore, the Group is of the view that changing the depreciation method of components related to engine overhaul costs to the units of production method can more truly and objectively reflect the actual consumption of assets, the financial position and operating performance of the Group. This change in accounting estimates has been applied prospectively with effect from April 1, 2020.
The comparison of depreciation method of components related to engine overhaul costs before and after the change is detailed as below:

Components related to engine overhaul costs	Before the change	After the change
Expected useful lives/Expected flying hours	3-5.5 years	9 -42 thousand hours
Estimated net residual rate	—	—
Annual depreciation rate / Depreciation rate per thousand flying hours	18.2%-33.3%	2.4%-11.1%
As a result of this change in accounting estimates, the consolidated loss before tax of the Group was decreased by approximately RMB1,618 million during 2020. As it is impractical to accurately forecast the flying hours of the engines of the Group for the future periods, the Group is of the view that it is unable to estimate the respective impacts on the financial information of the Group for the future periods.